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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2006
                                              ----------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ----------

         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sirius Advisors LLC
        ------------------------------------
Address:   2321 Rosecrans Ave, Suite 3200
        ------------------------------------
           El Segundo, CA  90245
        ------------------------------------

Form 13F File Number: 28-
                         -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Garrett M. Wilson
        ------------------------------------
Title:       President
        ------------------------------------
Phone:       (310) 492-5114
        ------------------------------------

Signature, Place, and Date of Signing:
 /s/ Garrett M. Wilson             El Segundo, CA            August 14, 2006
-------------------------------  ------------------------  --------------------
[Signature]                        [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                   ----------------------------

Form 13F Information Table Entry Total:            32
                                       ------------------------

Form 13F Information Table Value Total:        $322,237
                                       ------------------------
                                             (thousands)

List of Other Included Managers:


NONE

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
                                                          VALUE    SHARES or   SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000)  PRN AMT     PRN CALL DSCRETN  MANAGERS     SOLE  SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS INC   COM             00763M108   3054     60235      SH        SOLE       0        60235       0      0
AMGEN INC                     COM             031162100  35561    545156      SH        SOLE       0       545156       0      0
ANGIODYNAMICS INC             COM             03475V101    551     20372      SH        SOLE       0        20372       0      0
BAUSCH & LOMB INC             COM             071707103   5019    102338      SH        SOLE       0       102338       0      0
BAXTER INTL INC               COM             071813109   5708    155291      SH        SOLE       0       155291       0      0
BIO RAD LABS INC              CL A            090572207   2693     41468      SH        SOLE       0        41468       0      0
BIOMET INC                    COM             090613100   5494    175590      SH        SOLE       0       175590       0      0
BOSTON SCIENTIFIC CORP        COM             101137107  11731    696617      SH        SOLE       0       696617       0      0
CONOR MEDSYSTEMS INC          COM             208264101   4161    150805      SH        SOLE       0       150805       0      0
COOPER COS INC                COM NEW         216648402   3557     80304      SH        SOLE       0        80304       0      0
COVANCE INC                   COM             222816100   3691     60283      SH        SOLE       0        60283       0      0
DJO INCORPORATED              COM             23325G104   4193    113851      SH        SOLE       0       113851       0      0
FISHER SCIENTIFIC INTL INC    COM NEW         338032204   5501     75310      SH        SOLE       0        75310       0      0
HEALTHEXTRAS INC              COM             422211102   2731     90382      SH        SOLE       0        90382       0      0
IMS HEALTH INC                COM             449934108   5267    196150      SH        SOLE       0       196150       0      0
JOHNSON & JOHNSON             COM             478160104  38682    645563      SH        SOLE       0       645563       0      0
LABORATORY CORP AMER HLDGS    COM NEW         50540R409   9047    145384      SH        SOLE       0       145384       0      0
MEDTRONIC INC                 COM             585055106   4868    103750      SH        SOLE       0       103750       0      0
MERCK & CO INC                COM             589331107  46419   1274191      SH        SOLE       0      1274191       0      0
OMNICARE INC                  COM             681904108  23133    487839      SH        SOLE       0       487839       0      0
PER-SE TECHNOLOGIES INC       COM NEW         713569309   1143     45396      SH        SOLE       0        45396       0      0
PHASE FORWARD INC             COM             71721R406    625     54257      SH        SOLE       0        54257       0      0
QUEST DIAGNOSTICS INC         COM             74834L100   5704     95199      SH        SOLE       0        95199       0      0
RES-CARE INC                  COM             760943100    671     33527      SH        SOLE       0        33527       0      0
RESMED INC                    COM             761152107   1421     30257      SH        SOLE       0        30257       0      0
SCHERING PLOUGH CORP          COM             806605101  44846   2356620      SH        SOLE       0      2356620       0      0
SFBC INTL INC                 COM             784121105   2281    150472      SH        SOLE       0       150472       0      0
SPECTRANETICS CORP            COM             84760C107   1081    100849      SH        SOLE       0       100849       0      0
TEVA PHARMACEUTICAL INDS LTD  ADR             881624209  12983    410999      SH        SOLE       0       410999       0      0
VCA ANTECH INC                COM             918194101   2891     90530      SH        SOLE       0        90530       0      0
WYETH                         COM             983024100  22921    516133      SH        SOLE       0       516133       0      0
ZIMMER HLDGS INC              COM             98956P102   4609     81250      SH        SOLE       0        81250       0      0